Shareholder Fees {- Fidelity Series Canada Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Series Canada Fund PRO-07 | Fidelity Series Canada Fund
Shareholder Fees:
(fees paid directly from your investment)	none